15. Leases (Details 5) R$ in Thousands	Dec. 31, 2020 BRL (R$)
Disclosure of financial assets [line items]
Nominal values	R$ 9,271,913
Present values	6,717,013
Up to Dec 2021 [member]
Disclosure of financial assets [line items]
Total other lease operations	1,507,562
Jan 2026 onwards [member]
Disclosure of financial assets [line items]
Total other lease operations	2,937,862
Jan 2022 - Dec 2025 [member]
Disclosure of financial assets [line items]
Total other lease operations	4,826,489
Lease Operation - Fiber [member]
Disclosure of financial assets [line items]
Nominal values	1,599,928
Present values	1,422,993
Lease Operation - Fiber [member] | Up to Dec 2021 [member]
Disclosure of financial assets [line items]
Total other lease operations	413,580
Lease Operation - Fiber [member] | Jan 2026 onwards [member]
Disclosure of financial assets [line items]
Total other lease operations
Lease Operation - Fiber [member] | Jan 2022 - Dec 2025 [member]
Disclosure of financial assets [line items]
Total other lease operations	1,186,348
Lease - Land (Network) [member]
Disclosure of financial assets [line items]
Nominal values	2,560,815
Present values	1,606,567
Lease - Land (Network) [member] | Up to Dec 2021 [member]
Disclosure of financial assets [line items]
Total other lease operations	304,086
Lease - Land (Network) [member] | Jan 2026 onwards [member]
Disclosure of financial assets [line items]
Total other lease operations	1,210,636
Lease - Land (Network) [member] | Jan 2022 - Dec 2025 [member]
Disclosure of financial assets [line items]
Total other lease operations	1,046,093
Lease Operation - Stores And Kiosks [member]
Disclosure of financial assets [line items]
Nominal values	196,607
Present values	175,660
Lease Operation - Stores And Kiosks [member] | Up to Dec 2021 [member]
Disclosure of financial assets [line items]
Total other lease operations	67,535
Lease Operation - Stores And Kiosks [member] | Jan 2026 onwards [member]
Disclosure of financial assets [line items]
Total other lease operations	4,257
Lease Operation - Stores And Kiosks [member] | Jan 2022 - Dec 2025 [member]
Disclosure of financial assets [line items]
Total other lease operations	124,815
Lease Operation - Network [member]
Disclosure of financial assets [line items]
Nominal values	4,541,667
Present values	3,252,463
Lease Operation - Network [member] | Up to Dec 2021 [member]
Disclosure of financial assets [line items]
Total other lease operations	663,013
Lease Operation - Network [member] | Jan 2026 onwards [member]
Disclosure of financial assets [line items]
Total other lease operations	1,591,291
Lease Operation - Network [member] | Jan 2022 - Dec 2025 [member]
Disclosure of financial assets [line items]
Total other lease operations	2,287,363
Lease - Real estate [member]
Disclosure of financial assets [line items]
Nominal values	372,896
Present values	259,330
Lease - Real estate [member] | Up to Dec 2021 [member]
Disclosure of financial assets [line items]
Total other lease operations	59,348
Lease - Real estate [member] | Jan 2026 onwards [member]
Disclosure of financial assets [line items]
Total other lease operations	131,678
Lease - Real estate [member] | Jan 2022 - Dec 2025 [member]
Disclosure of financial assets [line items]
Total other lease operations	R$ 181,870